Capital Stock - Summary of Stock Option Activity and Related Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Options Outstanding - beginning of year (shares)	5,393,000	6,208,000	5,449,000
Options, Granted (in shares)	0	507,000	1,490,000
Options, Exercised (shares)	(792,000)	(1,210,000)	(205,000)
Options, Forfeited / expired (shares)	(221,000)	(112,000)	(526,000)
Options Outstanding - end of year (shares)	4,380,000	5,393,000	6,208,000
Options Exercisable - end of year (shares)	3,813,000	4,392,000	4,952,000
Weighted-Average Exercise Price
Weighted-Average Exercise Price, Outstanding - beginning of year (dollars per share)	$ 7.27	$ 6.99	$ 9.90
Weighted-Average Exercise Price, Granted (dollars per share)	0	5.81	2.88
Weighted-Average Exercise Price, Exercised (dollars per share)	3.43	3.89	3.98
Weighted-Average Exercise Price, Forfeited / expired (dollars per share)	12.86	21.70	26.59
Weighted-Average Exercise Price, Outstanding - end of year (dollars per share)	7.66	7.27	6.99
Weighted-Average Exercise Price, Exercisable - end of year (dollars per share)	$ 8.16	$ 8.01	$ 8.03
Stock Options
Options
Options, Granted (in shares)	0	506,579